Vanguard ESG International Stock ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	60 Months Ended	75 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Global All Cap ex US Choice Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.99%	4.03%	4.76%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.42%	4.91%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Sep. 18, 2018
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.72%	3.16%	3.90%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.78%	2.89%	3.47%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	3.84%	4.56%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.78%	3.84%	4.60%